BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value of convertible notes derivative liability	$ 0	$ 588,637	$ 2,813,150
Level 2 [Member]
Fair value of convertible notes derivative liability	0	0	0
Level 1 [Member]
Fair value of convertible notes derivative liability	0	588,637	0
Level 3 [Member]
Fair value of convertible notes derivative liability	$ 0	$ 0	$ 2,813,150